                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6174
-------------------------------------------------------------------------------

                             MFS INSTITUTIONAL TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: June 30
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Institutional Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) INSTITUTIONAL
INTERNATIONAL EQUITY FUND


[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Institutional International Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.1%
---------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                    1,071,028      $   15,084,076
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.7%
---------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                                          102,720      $    7,684,575
---------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.^                                                                       1,985,000           8,906,161
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   16,590,736
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.9%
---------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                               649,000      $   11,932,083
---------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                              437,400          16,279,334
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   28,211,417
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 14.2%
---------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                                           891,990      $   14,525,754
---------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                  1,880,400           5,383,558
---------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                                           531,198          14,442,551
---------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                         836,000           7,545,218
---------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                  622,220           9,842,215
---------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                  335,680          17,561,357
---------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                              183,830          12,647,504
---------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                                                  614,390           5,404,735
---------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                                      8,784,500           3,153,886
---------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                356,445          11,332,185
---------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.^                                                                            2,043,000          11,624,738
---------------------------------------------------------------------------------------------------------------------------
UBS AG^                                                                                         269,496          22,753,685
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  136,217,386
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        195,000      $   11,466,000
---------------------------------------------------------------------------------------------------------------------------
Premiere AG*                                                                                     20,210             837,194
---------------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1^                                                                 143,575           4,542,111
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   16,845,305
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC                                                                                  1,619,210      $   10,202,427
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                      47,405      $    4,949,538
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                                          300,440      $    8,043,904
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.^                                                                    1,193,000      $    8,668,877
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & Services - 4.0%
---------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                         1,199,360      $   38,085,056
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.9%
---------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                               251,900      $   13,205,336
---------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                                                        303,868          23,816,083
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   37,021,419
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.0%
---------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                     383,000      $   20,542,419
---------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                                   151,600           8,131,151
---------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR##                                                                 100              24,557
---------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                 2,700             668,250
---------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                37,710          18,641,477
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   48,007,854
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.5%
---------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                   17,738,000      $    9,552,027
---------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                    207,870          14,679,342
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   24,231,369
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.8%
---------------------------------------------------------------------------------------------------------------------------
BG Group PLC                                                                                    616,640      $    4,787,587
---------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                      95,060          22,246,622
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   27,034,209
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.3%
---------------------------------------------------------------------------------------------------------------------------
Groupe Danone^                                                                                  145,530      $   14,481,714
---------------------------------------------------------------------------------------------------------------------------
Nestle S.A.^                                                                                     26,535           7,259,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   21,740,714
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.9%
---------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                              1,945,694      $   11,056,561
---------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                1,644,690          17,108,609
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   28,165,170
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.1%
---------------------------------------------------------------------------------------------------------------------------
AXA^                                                                                            811,190      $   21,613,419
---------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.^                                                                       965,534          11,119,740
---------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.^                                                           690,230          16,242,748
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   48,975,907
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.^                                                                              139,800      $   15,257,311
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.8%
---------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                                            284,460      $   13,617,745
---------------------------------------------------------------------------------------------------------------------------
Sandvik AB^                                                                                     536,180          22,293,756
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   35,911,501
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                              773,200      $    7,262,129
---------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG^                                                                            16,400           3,550,763
---------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                    60,900           6,770,909
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,583,801
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 264,770      $    8,369,380
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                                           3,380,000      $   13,620,260
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.2%
---------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                 376,040      $   14,809,057
---------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.^                                                                 372,330           5,720,139
---------------------------------------------------------------------------------------------------------------------------
Roche Holding AG^                                                                               230,410          24,692,633
---------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                 138,300          11,664,296
---------------------------------------------------------------------------------------------------------------------------
Schering AG^                                                                                    182,570          12,110,136
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    68,996,261
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Reed Elsevier N.V                                                                               708,250      $   10,679,609
---------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                  730,640           6,524,446
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,204,055
---------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                   255,573      $   16,180,327
---------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
NOK Corp.^                                                                                       23,500      $      560,072
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 4.6%
---------------------------------------------------------------------------------------------------------------------------
Air Liquide S.A                                                                                  69,845      $   12,850,108
---------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                                         1,289,000          13,586,773
---------------------------------------------------------------------------------------------------------------------------
BOC Group PLC                                                                                   246,810           4,748,058
---------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                                              70,493          12,969,327
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   44,154,266
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.7%
---------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                          1,114,000      $    7,605,826
---------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"^                                                                       476,110          16,362,094
---------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                                3,534,813          19,269,369
---------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                        366,950          11,028,819
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   54,266,108
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 3.5%
---------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                                             10,449,000      $    9,980,966
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                            8,794,315          23,326,919
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   33,307,885
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"^*                                                                         3,055,960      $    8,600,546
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.9%
---------------------------------------------------------------------------------------------------------------------------
BCE, Inc.                                                                                       245,047      $    6,127,441
---------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                                                100,392           4,913,660
---------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                             9,286,360          14,512,574
---------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                1,213,020          21,137,629
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   46,691,304
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                                                 428,750      $   11,217,971
---------------------------------------------------------------------------------------------------------------------------
Veolia Environnement^                                                                           276,760           9,817,670
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   21,035,641
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $806,292,958)                                                                   $919,814,082
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION< - 2.9%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost                       $27,474,000      $   27,474,000
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.8%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   227,544,879      $  227,544,879
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,061,311,837)                                                          $1,174,832,961
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (22.8)%                                                                       (217,849,721)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $  956,983,240
---------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction.
 < The rates shown within this security type represent annualized yields at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL INTERNATIONAL EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $1,062,973,775
                                                                 ==============
Gross unrealized appreciation                                    $  120,767,399
Gross unrealized depreciation                                        (8,908,213)
                                                                 --------------
Net unrealized appreciation (depreciation)                       $  111,859,186
                                                                 ==============



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Institutional Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05

MFS(R) INSTITUTIONAL
LARGE CAP GROWTH FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Institutional Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                              SHARES              $ VALUE
---------------------------------------------------------------------------------------------------------------
STOCKS - 97.4%
---------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.5%
---------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                      2,090          $   174,118
---------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                            6,080              269,344
---------------------------------------------------------------------------------------------------------------
                                                                                                    $   443,462
---------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
---------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                2,540          $   146,710
---------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 3.8%
---------------------------------------------------------------------------------------------------------------
American Express Co.                                                                 9,010          $   462,844
---------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                      8,413              378,080
---------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                          8,040              260,978
---------------------------------------------------------------------------------------------------------------
                                                                                                    $ 1,101,902
---------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 7.0%
---------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                        11,160          $   649,624
---------------------------------------------------------------------------------------------------------------
Celgene Corp.*                                                                       5,140              175,017
---------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                     1,930              109,257
---------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                      11,150              638,226
---------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                               9,520              340,816
---------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                               3,860              133,170
---------------------------------------------------------------------------------------------------------------
                                                                                                    $ 2,046,110
---------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 5.5%
---------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                 13,757          $   464,711
---------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                  19,770              346,964
---------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                 4,260              117,959
---------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                    4,701              163,736
---------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                     17,780              510,819
---------------------------------------------------------------------------------------------------------------
                                                                                                    $ 1,604,189
---------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.6%
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                            5,300          $   582,947
---------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                            3,060              173,196
---------------------------------------------------------------------------------------------------------------
                                                                                                    $   756,143
---------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                 4,570          $   110,366
---------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                        7,600              302,480
---------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                  3,770              268,085
---------------------------------------------------------------------------------------------------------------
                                                                                                    $   680,931
---------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
---------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                         3,230          $   208,335
---------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 9.8%
---------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                 12          $       325
---------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                           9,820              465,272
---------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                     40,420              976,951
---------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                       54,370              678,538
---------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                     15,540              331,468
---------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                             17,431              404,748
---------------------------------------------------------------------------------------------------------------
                                                                                                    $ 2,857,302
---------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.7%
---------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                         28,250          $ 1,085,365
---------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.5%
---------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                  3,340          $   143,420
---------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                11,200              593,600
---------------------------------------------------------------------------------------------------------------
                                                                                                    $   737,020
---------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.3%
---------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                          3,420          $   244,598
---------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                 4,880              316,858
---------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                  1,860              115,822
---------------------------------------------------------------------------------------------------------------
                                                                                                    $   677,278
---------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.4%
---------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                  8,230          $   304,839
---------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                 7,850              283,699
---------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                     3,280              150,913
---------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                              3,950              151,325
---------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                      3,120              127,514
---------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                              9,930              253,116
---------------------------------------------------------------------------------------------------------------
                                                                                                    $ 1,271,406
---------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.8%
---------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                            9,790          $   515,150
---------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.4%
---------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                       13,350          $   707,951
---------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.6%
---------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                       9,140          $   473,543
---------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.5%
---------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                        5,000          $   258,150
---------------------------------------------------------------------------------------------------------------
Target Corp.                                                                         7,640              382,153
---------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                7,400              370,814
---------------------------------------------------------------------------------------------------------------
                                                                                                    $ 1,011,117
---------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.5%
---------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                     3,550          $   444,993
---------------------------------------------------------------------------------------------------------------
INTERNET - 2.5%
---------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                          7,260          $   270,508
---------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                       13,120              444,768
---------------------------------------------------------------------------------------------------------------
                                                                                                    $   715,276
---------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.7%
---------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                               4,160          $   215,405
---------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.1%
---------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                    3,530          $   322,783
---------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                            3,330          $   178,388
---------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.0%
---------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc.                                                                1,700          $   112,965
---------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                               5,960              339,243
---------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                     10,950              557,903
---------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                        4,270              152,823
---------------------------------------------------------------------------------------------------------------
                                                                                                    $ 1,162,934
---------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                  5,400          $   200,016
---------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                      3,660              158,295
---------------------------------------------------------------------------------------------------------------
                                                                                                    $   358,311
---------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 3.1%
---------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                          37,570          $   462,862
---------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                    1,410              112,758
---------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                            12,010              332,197
---------------------------------------------------------------------------------------------------------------
                                                                                                    $   907,817
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 11.4%
---------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                 18,660          $   869,929
---------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                      5,560              289,676
---------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                   19,850            1,333,126
---------------------------------------------------------------------------------------------------------------
Wyeth                                                                               19,670              829,681
---------------------------------------------------------------------------------------------------------------
                                                                                                    $ 3,322,412
---------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.2%
---------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                    6,910          $   358,007
---------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.7%
---------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                                         6,760          $   386,942
---------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                   3,650              197,136
---------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                    4,580              261,472
---------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                       5,400              155,250
---------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                       11,510              361,759
---------------------------------------------------------------------------------------------------------------
                                                                                                    $ 1,362,559
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 6.2%
---------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                65,360          $ 1,169,290
---------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                           5,900              148,798
---------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                      13,200              146,916
---------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                       8,900              326,185
---------------------------------------------------------------------------------------------------------------
                                                                                                    $ 1,791,189
---------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                        13,500          $   307,125
---------------------------------------------------------------------------------------------------------------
TRUCKING - 2.2%
---------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                          3,800          $   357,010
---------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                     3,850              280,049
---------------------------------------------------------------------------------------------------------------
                                                                                                    $   637,059
---------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $27,605,266)                                                         $28,408,172
---------------------------------------------------------------------------------------------------------------
ISSUER                                                                          PAR AMOUNT              $ VALUE
---------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.8%
---------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<           $ 833,000          $   833,000
---------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $28,438,266)                                                    $29,241,172
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                            (64,184)
---------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                 $29,176,988
---------------------------------------------------------------------------------------------------------------

* Non-income producing security.
< The rate shown represents an annualized yield at time of purchase.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL LARGE CAP GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

  Aggregate cost                                $32,511,149
                                                ===========
  Gross unrealized appreciation                 $ 1,896,151
  Gross unrealized depreciation                  (5,166,128)
                                                -----------
   Net unrealized appreciation (depreciation)   ($3,269,977)
                                                ===========


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Institutional Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05

MFS(R) INSTITUTIONAL
LARGE CAP VALUE FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Institutional Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.6%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           32,130            $     1,961,858
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                          29,300                  1,581,614
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       12,740                  1,295,148
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,838,620
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC, ADR                                                                                  8,690            $       494,461
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 15.8%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            22,665            $     1,164,301
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                           91,474                  4,034,003
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 82,670                  3,715,190
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                      35,322                  1,923,283
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                      9,270                    585,864
---------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                        29,720                  1,028,312
---------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                      22,260                    546,483
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                              23,630                  1,216,472
---------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                            33,430                  2,409,300
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                               16,200                    968,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,591,968
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                      6,700            $       223,780
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              21,960                    385,398
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               46,200                  1,609,146
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 19,540                    561,384
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,779,708
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                         6,250            $       429,063
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       26,870                  2,955,431
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                   6,450                    607,332
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                          36,400                  1,038,856
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       14,310                    809,946
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,840,628
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                            67,320            $     1,625,778
---------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                   14,340                    570,732
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,196,510
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                22,810            $     1,137,078
---------------------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                                  29,590                  1,516,192
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                     7,420                    478,590
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. *                                                                             10,090                    189,995
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                            26,810                  1,917,451
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG, ADR                                                                                44,150                    927,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,166,456
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                 25,650            $       547,115
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                             21,660            $       475,220
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                            2,210                    201,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       677,170
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                     33,730            $     1,169,419
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                            23,790            $     1,563,717
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                  23,350            $       361,225
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     10,610            $       758,827
---------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                            17,660                  1,146,664
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                          8,020                    271,076
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,176,567
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            12,600            $       455,364
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                              12,680            $       605,470
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                             15,530                    756,932
---------------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                    33,420                  2,061,680
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,424,082
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 8.0%
---------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                     23,110            $     1,442,064
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                  27,120                  2,924,621
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                               39,380                  2,347,048
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                 18,060                  2,117,174
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,830,907
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                      58,052            $     1,426,918
---------------------------------------------------------------------------------------------------------------------------------
H. J. Heinz Co.                                                                                 22,680                    835,531
---------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                     36,900                  1,596,663
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                       8,340                    570,456
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   12,584                    667,330
---------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                  40,430                    895,929
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,992,827
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                    8,730            $       328,859
---------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                         36,750                  1,352,033
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,680,892
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     15,970            $       595,042
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                  43,816                  2,368,693
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                      6,820                    540,621
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                         13,890                    952,298
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                   60,350                  2,359,685
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,816,339
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                    21,700            $       443,765
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                     19,880            $     1,334,544
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                       11,960                  1,070,779
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                       8,190                    339,885
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,745,208
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                      15,590            $       529,748
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                              7,930            $       293,727
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                     20,700                  1,163,547
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,457,274
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             27,610            $     1,287,178
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                  4,400                    229,240
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               28,870                  1,938,909
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                               49,870                  1,614,292
---------------------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                                 9,450                    442,071
---------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                    13,641                    358,349
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding Ltd., ADR                                                                         13,060                    704,979
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           22,770                    960,439
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,535,457
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC, ADR                                                                          25,980            $     1,081,288
---------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                     19,960                    795,805
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,877,093
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                              23,410            $     1,262,501
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                22,100            $       688,194
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                  21,650            $     1,370,228
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                    7,460                    357,036
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,727,264
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                       59,740            $     1,304,722
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                9,800                    559,482
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  37,650                    927,320
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,791,524
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         53,574            $     1,422,925
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   112,260            $     2,553,915
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    53,710                  1,906,705
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,460,620
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                              50,840            $     3,324,428
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                        3,990            $       186,692
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                    8,400            $       340,368
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                        29,810                  2,218,758
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                    6,440                    455,050
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                     7,460                    342,339
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                  4,640                    186,296
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                        9,880                    533,421
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                            8,010                    435,664
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                       11,020                    887,523
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,389,419
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $87,905,871)                                                                         $ 109,446,087
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost                    $   1,636,000            $     1,636,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $89,541,871)                                                                  $   111,082,087
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                                  (139,451)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   110,942,636
---------------------------------------------------------------------------------------------------------------------------------

   * Non-income producing security.

ADR= American Depositary Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Institutional Large Cap Value Fund
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                              $91,198,406
                                                            ===========
Gross unrealized appreciation                               $21,081,760
Gross unrealized depreciation                               (1,198,079)
                                                            -----------
Net unrealized appreciation (depreciation)                  $19,883,681
                                                            ===========


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Institutional Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) INSTITUTIONAL INTERNATIONAL
RESEARCH EQUITY FUND


[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Institutional International Research Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.2%
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                      201,620            $       821,227
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                     102,270            $     1,440,344
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                             119,710            $       925,472
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin                                                  15,800            $     1,038,614
---------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A                                                                         14,900                    946,997
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                              50,500                  1,879,530
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,865,141
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 22.1%
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.*                                                                                     7,600            $       595,495
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                     15,200                  1,216,510
---------------------------------------------------------------------------------------------------------------------------------
Akbank T. A. S                                                                                 118,200                    573,489
---------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                      54,245                  1,357,394
---------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A                                                            102,040                  1,661,687
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas                                                                                     29,510                  2,090,973
---------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A                                                                             55,809                  1,517,371
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                  47,110                    745,181
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                  28,110                  1,470,596
---------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C. V                                                          365,630                    716,889
---------------------------------------------------------------------------------------------------------------------------------
Hana Bank                                                                                       45,620                  1,257,863
---------------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd., ADR                                                                              9,420                    395,923
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                              102,880                  1,625,681
---------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                    24,840                  1,109,300
---------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                                             163                  1,414,020
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                              20,800                  1,431,040
---------------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                                                  80,320                    706,568
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                85,255                  2,710,447
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                              178,000                  1,012,826
---------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                  31,840                  2,144,348
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                          27,637                  2,333,406
---------------------------------------------------------------------------------------------------------------------------------
UFJ Holdings, Inc.                                                                                 176                    925,927
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    29,012,934
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        28,680            $     1,686,384
---------------------------------------------------------------------------------------------------------------------------------
Premiere AG*                                                                                     9,880                    409,277
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,095,661
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                  26,890            $     1,170,253
---------------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP                                                                                   45,200                  1,863,570
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,033,823
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                     10,610            $     1,107,786
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S. p. A                                                                             32,030            $       389,122
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S. p. A. - Ordinary                                                                 18,830                    316,894
---------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                      276,000                  2,005,541
---------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                    187,350                  1,264,325
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C. V.*                                                        112,380                    563,434
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,539,316
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                           49,670            $     1,577,245
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A                                                                          31,276            $     2,451,301
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                     5,680            $     2,807,839
---------------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                               79,000                  2,932,886
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,740,725
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                   3,150,000            $     1,696,295
---------------------------------------------------------------------------------------------------------------------------------
Thai Oil PLC                                                                                   809,050                  1,302,918
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,999,213
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
LUKOIL, ADR                                                                                      7,850            $     1,063,675
---------------------------------------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt., GDR                                                             1,660                    134,128
---------------------------------------------------------------------------------------------------------------------------------
Statoil A. S. A                                                                                100,870                  1,717,478
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                                       16,080                  3,763,157
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,678,438
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.                                                                 1,041,000            $       707,405
---------------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                                                 14,670                    108,532
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                      11,761                  3,217,377
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,033,314
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                      164,393            $     1,970,771
---------------------------------------------------------------------------------------------------------------------------------
AXA                                                                                             78,630                  2,095,025
---------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S. p. A                                                           57,310                  1,348,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,414,436
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                               19,200            $     2,095,425
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                   23,540            $     1,534,562
---------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                              395,000                  1,750,152
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                      63,510                  2,640,674
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,925,388
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                    6,720            $       747,135
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                                             40,050            $     1,214,660
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                              55,880                  1,323,973
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 49,280                  1,557,741
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,096,374
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                             323,000            $     1,301,581
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                               15,870            $       976,164
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                 56,670            $     2,231,755
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                  72,200                  1,109,215
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                22,830                  2,446,651
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis                                                                                  22,510                  1,898,505
---------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                        123,000                  1,225,353
---------------------------------------------------------------------------------------------------------------------------------
Yamanouchi Pharma Ltd.                                                                          20,300                    687,365
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,598,844
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                              120,660            $     1,249,450
---------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                 201,130                  1,796,044
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,045,494
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C. V.*                                                                    68,080            $       225,704
---------------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                                                     25,860                  1,077,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,303,654
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                           116,000            $     1,222,704
---------------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                   110,000                  1,214,869
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,437,573
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C. V                                                                     103,800            $       831,645
---------------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                                 377,966                  2,060,411
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,892,056
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                           1,140,830            $     3,026,051
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                                       98,660            $     1,529,894
---------------------------------------------------------------------------------------------------------------------------------
ZTE Corp.*                                                                                     120,000                    396,956
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,926,850
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG*                                                                           101,020            $     2,017,052
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S. p. A.*                                                                               16,324                    798,974
---------------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                                          228,652                    645,089
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N. V                                                                                 138,470                  1,238,779
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                              825,720                  1,290,422
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                 143,860                  2,506,849
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,497,165
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                               148,240            $     1,813,455
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
TPG N. V                                                                                        27,970            $       796,005
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A                                                                                       101,470            $     2,731,204
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $111,575,653)                                                                      $   128,946,794
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Societe Generale Time Deposit, 2.875%, due 4/01/05, at Amortized Cost                    $   1,438,000            $     1,438,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $113,013,653)                                                                 $   130,384,794
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                     964,468
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   131,349,262
---------------------------------------------------------------------------------------------------------------------------------
    * Non-income producing security
ADR = American Depository Receipt
GDR = Global Depository Receipt

Country Weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

Japan                                      20.2%
------------------------------------------------
Great Britain                              17.3%
------------------------------------------------
France                                     14.1%
------------------------------------------------
Switzerland                                 7.5%
------------------------------------------------
South Korea                                 5.6%
------------------------------------------------
Sweden                                      3.4%
------------------------------------------------
Germany                                     3.2%
------------------------------------------------
Spain                                       3.2%
------------------------------------------------
Mexico                                      3.1%
------------------------------------------------
Other                                      22.4%
------------------------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Institutional International Research Equity Fund
Supplemental Schedules (Unaudited) 3/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:


Aggregate cost                                              $113,246,023
                                                            ============
Gross unrealized appreciation                               $ 18,610,758
Gross unrealized depreciation                                 (1,471,987)
                                                            ------------
Net unrealized appreciation (depreciation)                  $ 17,138,771
                                                            ============


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
      ------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.